As of September 30, 2022 and December 31, 2021, inventories consisted of: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 959,000	$ 594,000
Finished products	1,824,000	652,000
Total inventories	$ 2,784,000	$ 1,246,000